ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.6%
Alabama 3.3%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	5,000	5,090
Health Care Auth. for Baptist Health, 5.00%, 11/15/09	1,600	1,645
Health Care Auth. for Baptist Health, 5.00%, 11/15/12	2,560	2,693
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (2)(3)	6,405	6,940
		16,368
Alaska 0.6%
Alaska HFC, Single Family, 5.35%, 12/1/07 (4)	1,580	1,597
Valdez Marine, BP Pipeline, VRDN (Currently 3.65%)	1,250	1,250
Valdez Marine, BP Pipelines, VRDN (Currently 3.65%)	350	350
		3,197
Arizona 4.0%
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (2)	1,910	2,066
Arizona Transportation Board, Federal Highway, 5.00%, 7/1/10	3,290	3,453
Phoenix Civic Improvement, Wastewater System
5.00%, 7/1/08	4,370	4,470
Salt River Agricultural Improvement & Power, 5.00%, 1/1/08	2,625	2,667
Salt River Agricultural Improvement & Power, 5.00%, 1/1/09	5,000	5,151
Salt River Agricultural Improvement & Power, 5.75%, 1/1/08	2,000	2,047
		19,854
California 6.7%
California, Economic Recovery, GO, 5.25%, 1/1/11	3,785	4,038
California, GO, 5.00%, 2/1/09	2,600	2,681
California, GO, 5.00%, 2/1/11	2,500	2,644
California, GO, 5.75%, 10/1/09	1,520	1,611
California, Variable Purpose, GO, 5.00%, 3/1/14	8,500	9,240
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	4,975	5,182
California Dept. of Water Resources, Power Supply
5.50%, 5/1/10	3,000	3,185
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	675	727
California State Univ. Trustees, 5.00%, 11/1/17 (5)	3,600	3,956
		33,264
Colorado 0.2%
Colorado HFA, Christian Living Communities, 5.25%, 1/1/13	1,015	1,044
		1,044
Connecticut 0.6%
Connecticut Special Tax Obligation, 5.375%, 10/1/12 (6)	2,500	2,704
		2,704
Delaware 0.3%
Delaware River Joint Toll Bridge Commission, 5.25%, 7/1/10	1,525	1,610
		1,610
District of Columbia 1.7%
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/08 (4)(6)	4,000	4,099
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/09 (3)(4)	3,340	3,484
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/12 (3)(4)	965	1,053
		8,636
Florida 5.9%
Broward County, Port Fac., 5.375%, 9/1/10 (1)(4)	3,000	3,104
Florida Board of Ed., GO, 5.00%, 6/1/08	3,015	3,081
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.00%, 7/1/12 (5)	4,000	4,072
Florida Dept. of Natural Resources, Documentary Stamp Tax
6.00%, 7/1/09 (5)	5,000	5,300
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/07	500	506
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/09	285	294
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/10	1,000	1,044
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/11	1,000	1,053
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/11	1,000	1,053
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/12	600	637
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/15	1,250	1,344
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/16	800	858
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29	2,650	2,732
Lee County, Solid Waste, 5.25%, 10/1/08 (1)(4)	4,000	4,115
		29,193
Georgia 3.4%
Atlanta Airport, 5.25%, 1/1/11 (4)(6)	2,675	2,834
Georgia Road & Tollway Auth., Federal Highway, 5.00%, 6/1/09	13,500	13,975
		16,809
Hawaii 0.4%
Honolulu, GO, 5.00%, 7/1/10 (1)	2,000	2,097
		2,097
Illinois 2.3%
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/14 (3)	4,250	4,662
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/15 (3)	4,000	4,424
Illinois, GO, 5.50%, 8/1/16 (1)	1,650	1,805
Southwestern Dev. Auth., Anderson Hosp., 5.50%, 8/15/07	535	540
		11,431
Kansas 2.9%
Kansas DOT, 5.40%, 3/1/08 (7)	3,015	3,084
Kansas DOT, 5.40%, 3/1/08	1,835	1,877
Kansas DOT, 5.50%, 9/1/08 (7)	795	822
Kansas DOT, 5.50%, 9/1/08	3,205	3,312
Kansas DOT, 5.75%, 9/1/18 (Prerefunded 9/1/09) (2)	4,730	5,005
		14,100
Kentucky 0.3%
Kenton County Airport, 5.00%, 3/1/09 (1)(4)	1,250	1,285
		1,285
Maryland 7.1%
Anne Arundel County, GO, 5.00%, 3/1/12	4,750	5,091
Maryland, State & Local Fac., GO, 5.50%, 8/1/08	2,175	2,246
Maryland DOT, 5.50%, 2/1/09	7,370	7,678
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
4.75%, 12/1/11	1,500	1,493
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	750	762
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	400	405
Maryland Economic Dev. Corp., Maryland Aviation
Administration, 5.00%, 6/1/09 (4)(6)	3,250	3,357
Maryland HHEFA, Univ. of Maryland Medical, 6.75%, 7/1/30
(Prerefunded 7/1/10) (2)	6,000	6,685
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/11 (4)(5)	6,000	6,428
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 4.75%, 1/1/12 (4)	1,000	1,017
		35,162
Massachusetts 1.1%
Massachusetts, Federal Highway Grant, 5.00%, 12/15/13 (6)	5,000	5,416
		5,416
Michigan 0.6%
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(4)	3,000	3,107
		3,107
Minnesota 1.3%
Minneapolis, Convention Center, GO, 5.00%, 12/1/10	3,000	3,167
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/10 (3)(4)	3,305	3,484
		6,651
Missouri 0.6%
Missouri Highway & Transportation Commission
5.00%, 5/1/13	2,500	2,708
		2,708
Nevada 0.5%
Clark County IDRB, PCR, Southwest Gas
5.80%, 3/1/38 (4)	2,300	2,474
		2,474
New Hampshire 0.2%
New Hampshire HEFA, Elliot Hosp., 4.25%, 10/1/08	1,175	1,174
		1,174
New Jersey 4.4%
City of Bayonne, GO, BAN, 5.00%, 10/26/07	1,500	1,512
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/14	2,000	2,198
New Jersey Transportation Trust Fund Auth., 5.00%, 6/15/16
(Prerefunded 6/15/09) (2)(6)	10,085	10,455
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (1)	5,000	5,244
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (7)	2,350	2,568
		21,977
New Mexico 0.4%
New Mexico Ed. Assistance Foundation, 5.50%, 11/1/10 (4)	1,750	1,768
		1,768
New York 14.7%
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (3)	5,000	5,408
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
Health, 5.00%, 7/1/11	1,545	1,567
Long Island Power Auth., 5.00%, 9/1/12 (1)	5,000	5,374
New York City, GO, 5.25%, 8/1/10	4,245	4,477
New York City, GO, 5.25%, 8/1/11	1,200	1,282
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,000	1,067
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	3,000	3,237
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (4)	4,425	4,656
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.52%) (5)	1,000	1,000
New York City Transitional Fin. Auth., Future Tax
5.00%, 2/1/10	4,850	5,069
New York City Transitional Fin. Auth., Future Tax
5.00%, 11/1/11	6,000	6,403
New York City Transitional Fin. Auth., Future Tax
5.00%, 11/1/14	5,000	5,480
New York State Thruway Auth., Highway & Bridge
5.25%, 4/1/10 (1)	5,000	5,273
New York Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21	8,820	9,097
New York Urban Dev., Corrections and Youth Fac.
5.50%, 1/1/17 (Prerefunded 1/1/11) (2)	285	307
New York Urban Dev., Corrections and Youth Fac.
5.50%, 1/1/17	3,715	3,972
Tobacco Settlement Fin. Corp., 5.00%, 6/1/08	2,100	2,143
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	2,530	2,591
TSASC, Tobacco Settlement, 5.75%, 7/15/32
(Prerefunded 7/15/12) (2)	4,125	4,583
		72,986
North Carolina 1.1%
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/11	2,585	2,753
North Carolina Eastern Municipal Power Agency, 7.00%, 1/1/08	2,760	2,855
		5,608
North Dakota 0.4%
Ward County, Trinity Health, 5.00%, 7/1/12	1,860	1,952
		1,952
Ohio 0.4%
Ohio, Higher Ed., GO, 5.00%, 2/1/12	1,785	1,907
		1,907
Oregon 1.1%
Portland Sewer, 5.00%, 6/1/10 (6)	5,155	5,408
		5,408
Pennsylvania 3.0%
Pennsylvania, GO, 5.00%, 7/1/13 (3)	4,000	4,340
Pennsylvania, GO, 5.25%, 2/1/12 (1)	5,300	5,727
Pennsylvania, GO, 6.00%, 7/1/09	4,375	4,640
		14,707
Puerto Rico 4.4%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	2,550	2,611
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	1,100	1,100
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/26 (6)	2,500	2,616
Puerto Rico Public Fin. Corp., 5.25%, 8/1/31 (3)	8,350	8,990
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (2)	6,000	6,551
		21,868
South Carolina 4.6%
South Carolina, School Fac., GO, 5.00%, 7/1/10	3,525	3,706
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/09 (Prerefunded 10/1/08) (1)(2)	3,000	3,106
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/30 (Prerefunded 10/1/09) (1)(2)	15,000	15,926
		22,738
Tennessee 4.4%
Clarksville Public Building Auth., GO, VRDN (Currently 3.65%)	1,100	1,100
Metropolitan Nashville & Davidson County, Vanderbilt Univ.
5.00%, 10/1/44 (1)	5,850	6,032
Metropolitan Nashville & Davidson County, Vanderbilt Univ.
5.00%, 10/1/44 (1)	4,000	4,168
Tennessee Energy Acquisition, 5.00%, 9/1/12	10,000	10,651
		21,951
Texas 7.1%
Brazos River Auth., TXU Energy, 5.75%, 5/1/36 (4)	2,520	2,684
Brazos River Harbor Navigation Dist. IDRB, Dow Chemical
4.95%, 5/15/33 (4)	1,500	1,508
Dallas/Fort Worth Airport, 5.00%, 11/1/07 (4)	4,000	4,041
Dallas/Fort Worth Airport, 5.625%, 11/1/12 (3)(4)	5,000	5,401
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(4)	3,500	3,718
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.50%, 2/15/11	2,140	2,296
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.50%, 2/15/12 (Prerefunded 8/15/11) (2)	2,000	2,163
Houston Water & Sewer, 5.25%, 5/15/11 (1)	2,430	2,595
San Antonio, 5.00%, 8/1/10 (7)	105	110
San Antonio, GO, 5.00%, 8/1/10	5,745	6,023
Univ. of Texas, 5.00%, 8/15/10	4,475	4,700
		35,239
Virginia 6.7%
Arlington County IDA, Waste, 5.25%, 1/1/09 (4)(6)	3,280	3,379
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/09	3,200	3,340
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/12
(Prerefunded 7/1/11) (2)	3,760	4,091
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (4)	750	761
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (4)	750	822
Fairfax County Econ. Dev. Auth., 5.00%, 5/15/08	1,990	2,032
Hampton, Public Improvement, 5.75%, 2/1/16
(Prerefunded 2/1/10) (2)	1,960	2,126
Loudoun County, GO, 5.00%, 6/1/12	1,000	1,076
Pocahontas Parkway Assoc., 5.25%, 8/15/08 (7)	1,000	1,029
Virginia Beach, GO, 5.40%, 7/15/08	2,000	2,060
Virginia Beach, Public Improvement, GO, 5.25%, 3/1/09	1,370	1,422
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,310	1,428
Virginia HDA, Single Family, 4.30%, 7/1/08 (1)	2,900	2,924
Virginia Port Auth., 5.50%, 7/1/12 (4)(6)	2,455	2,668
Virginia Public Building Auth., 5.00%, 8/1/09	2,730	2,833
Virginia Public School Auth., GO, 5.25%, 8/1/10	1,000	1,060
		33,051
Washington 0.7%
King County, GO, 5.25%, 12/1/07	3,195	3,248
		3,248
West Virginia 0.7%
West Virginia, 5.00%, 9/1/10 (6)	3,265	3,431
		3,431
Wisconsin 0.5%
Wisconsin HEFA, Froedert & Community Health
5.50%, 10/1/07	1,000	1,012
Wisconsin HEFA, Froedert & Community Health
5.50%, 10/1/08	1,250	1,283
		2,295
Total Municipal Securities (Cost $483,293)		488,418
Total Investments in Securities
98.6% of Net Assets (Cost $483,293)		$488,418

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by Financial Guaranty Insurance Company
(4)	Interest subject to alternative minimum tax
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	Escrowed to maturity
BAN	Bond Anticipation Note
DOT	Department of Transportation
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Short-Intermediate Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $483,128,000. Net unrealized gain aggregated $5,290,000 at period-end, of which $5,946,000 related to appreciated investments and $656,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 22, 2007